Collaboration revenue - Additional Information (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Jan. 06, 2021 USD ($) item $ / shares shares	Oct. 31, 2023 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Zai Lab
Collaboration revenue
Number of shares issued | shares	568,182
Share price | $ / shares	$ 132
Zai Lab | Collaboration and license agreement
Collaboration revenue
License payment committed	$ 175.0
Upfront payments	75.0
Collaborative Arrangement Upfront Non-refundable non-creditable payment received	75.0
Collaborative arrangement maximum additional milestone, contingent payments to be received	$ 25.0
Number of performance obligation | item	2
Collaborative arrangements number of preclinical milestones achieved | item	2
Transaction price allocated to remaining performance obligations	$ 25.0
J&J | Collaboration and license agreement
Collaboration revenue
Transaction price allocated to remaining performance obligations				$ 315.1
AbbVie
Collaboration revenue
Collaborative arrangements amount of preclinical milestones payment received		$ 30.0
Collaborative arrangement maximum additional development milestone payments to be received on exercise of option			$ 50.0
Collaborative arrangement maximum regulatory milestone payments to be received on exercise of option			190.0
Collaborative arrangement maximum commercial Milestone payments to be received on exercise of Option			$ 325.0